Supplemental Balance Sheet and Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Oct. 30, 2011 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015	Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015	Jan. 31, 2010 13.5% Senior Subordinated Notes due 2015	Oct. 28, 2012 13.5% Senior Subordinated Notes due 2015	Oct. 28, 2012 14.875% Senior Notes due 2020	Oct. 28, 2012 14.875% Senior Notes due 2020
Supplementary Information [Line Items]
Interest payments, period							8		8	8	11	11
Interest payments, amount paid in kind						$ 223	$ 223	$ 196	$ 172		$ 56	$ 56
Cash paid for interest	576	340	356	363	366
Cash paid for income taxes, net of refunds	2	4	5	216	127
Cash received for income taxes refunds				$ 220	$ 134